Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Governmental authorities	$ 429	$ 340
Prepaid expenses	1,443	1,593
Others	56	31
Other accounts receivable and prepaid expenses, total	$ 1,928	$ 1,964